STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Non-controlling Interest
Beginning balance at Dec. 31, 2018	$ 2,016,613	$ 18,849	$ 1,499,986	$ (527,417)	$ (46,616)	$ 1,071,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options	2,019	112	1,907
Stock-based compensation	82,033		82,033
Issuance of treasury shares under share-based compensation plan	3,409		(15,891)	19,300
Treasury shares purchase	(46,029)			(46,029)
Other comprehensive income	13,317				13,317
Net income attributable to Nice Shareholders	185,904					185,904
Ending balance at Dec. 31, 2019	2,257,266	18,961	1,568,035	(554,146)	(33,299)	1,257,715	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	103,464		103,464
Issuance of treasury shares under share-based compensation plan	8,865		(19,266)	28,131
Treasury shares purchase	(48,349)			(48,349)
Non-controlling interests related to acquisition	24,901						24,901
Other comprehensive income	16,637				16,637
Equity component of convertible notes, net of issuance costs and deferred tax	28,816		28,816
Equity awards assumed for acquisitions	538		538
Net income attributable to Nice Shareholders	196,673					196,673
Net loss attributable to non-controlling interests	(327)						(327)
Ending balance at Dec. 31, 2020	2,588,484	18,961	1,681,587	(574,364)	(16,662)	1,454,388	24,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	156,373		156,373
Issuance of treasury shares under share-based compensation plan	4,424		(17,194)	21,618
Treasury shares purchase	(73,064)			(73,064)
Other comprehensive income	(23,077)				(23,077)
Equity component of convertible notes, net of issuance costs and deferred tax	75		75
Equity awards assumed for acquisitions	183		183
Purchase of subsidiaries' shares from non-controlling, net	(12,908)		(3,314)				(9,594)
Dividends Paid to non-controlling interest	(1,754)						(1,754)
Net income attributable to Nice Shareholders	199,575					199,575
Net loss attributable to non-controlling interests	(352)						(352)
Ending balance at Dec. 31, 2021	$ 2,837,959	$ 18,961	$ 1,817,710	$ (625,810)	$ (39,739)	$ 1,653,963	$ 12,874